Significant acquisition and equity transactions (Details 2) ¥ in Thousands, $ in Thousands			12 Months Ended
	Feb. 21, 2014 USD ($)	Feb. 21, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Business Acquisition
Goodwill				¥ 60,000	$ 16,793	¥ 108,781
Ovation
Business Acquisition
Equity method ownership interest percentage	23.00%	23.00%
Consideration transferred for acquisition of interest in equity method investment	$ 55,777	¥ 339,303
Zhengzhou Andaxin
Business Acquisition
Equity interest (as a percent)			90.00%
Total consideration			¥ 25,251
Goodwill						17,807
Intangible assets						0
Explink
Business Acquisition
Equity interest (as a percent)			68.93%	37.50%
Total consideration			¥ 6,058	¥ 6,058
Fair value of equity interests acquired remeasured				2,813
Fair value of equity interest on the acquisition date				¥ 2,315
Goodwill						11,057
Intangible assets						3,108
Explink | Developed technology
Business Acquisition
Intangible assets						3,108
Estimated weighted average useful lives			5 years
Certain logistic companies and other entities
Business Acquisition
Total consideration			¥ 47,516
Goodwill						19,917
Intangible assets						¥ 0
Certain logistic companies and other entities | Minimum
Business Acquisition
Equity interest (as a percent)			50.00%